LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Financial Statements

For the six months ended June 30, 1998

(Unaudited)

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Table of Contents

For the six months ended June 30, 1998

------------------------------------------------------------------------------

                                                                          Page

Financial Statements:
(Unaudited)

    Statements of Assets and Liabilities..................................1
    Statements of Operations..............................................6
    Statements of Changes in Net Assets..................................11

Notes to Financial Statements............................................16
(Unaudited)
------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

STATEMENTS OF ASSETS AND LIABILITIES
As of June 30, 1998
(Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                   GE Investments Funds, Inc.
                                                                    ---------------------------------------------------------------
                                                                           S&P 500           Money         Total     International
                                                                             Index          Market        Return            Equity
Assets                                                                        Fund            Fund          Fund              Fund
-----------------------------------------------------------------------------------------------------------------------------------
Investment in GE Investments Funds, Inc., at
 fair value (note 2):
       S&P 500 Index Fund (10,284,007 shares;
          cost - $198,174,450)                                    $    232,418,549               -             -                 -
       Money Market Fund (154,109,227 shares;
          cost - $154,100,833)                                                   -     154,109,227             -                 -
       Total Return Portolio (3,693,287 shares;
          cost - $53,201,733)                                                    -               -    54,143,581                 -
       International Equity Fund (2,126,245 shares;
          cost - $24,653,464)                                                    -               -             -        27,258,457
       Real Estate Securities Fund (3,814,516 shares;
          cost - $54,504,205)                                                    -               -             -                 -
       Global Income Fund (698,009 shares; cost - $7,016,256)                    -               -             -                 -
       Value Equity Fund (2,288,523 shares; cost - $30,674,282)                  -               -             -                 -
       Income Fund (1,967,316 shares; cost  $23,916,240)                         -               -             -                 -
       U.S. Equity Fund (4,601 shares; cost  $145,444)                           -               -             -                 -
Receivable from affiliate (note 3)                                         152,808               -        42,899            12,531
Receivable for units sold                                                  489,768      19,902,737       134,869            25,354
-----------------------------------------------------------------------------------------------------------------------------------

Total assets                                                      $    233,061,125     174,011,964    54,321,349        27,296,342
-----------------------------------------------------------------------------------------------------------------------------------

Liabilities
-----------------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                             631,052         934,185       140,684            32,813
Payable for units withdrawn                                                      -               -             -                 -
-----------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                          631,052         934,185       140,684            32,813
-----------------------------------------------------------------------------------------------------------------------------------

Net assets                                                        $    232,430,073     173,077,779    54,180,665        27,263,529
-----------------------------------------------------------------------------------------------------------------------------------

Analysis of net assets:
    Attributable to:
       Variable deferred annuity contractholders                       232,430,073     173,077,779    54,180,665        11,752,485
       The Life Insurance Company of Virginia                                    -               -             -        15,511,044
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                             232,430,073     173,077,779    54,180,665        27,263,529
-----------------------------------------------------------------------------------------------------------------------------------
Outstanding units:  Type I (note 2)                                      1,018,776       5,392,814       597,294         1,188,615
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value per unit:  Type I                                            46.31           15.08         31.95             14.95
-----------------------------------------------------------------------------------------------------------------------------------
Outstanding units:  Type II (note 2)                                     4,103,912       6,241,778     1,126,714           637,164
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value per unit:  Type II                                           45.14           14.70         31.15             14.90
-----------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------

                                                                                   GE Investments Funds, Inc.
                                                           -----------------------------------------------------------------------
                                                              Real Estate         Global         Value                        U.S.
                                                               Securities         Income        Equity        Income       Equity
Assets                                                               Fund           Fund          Fund          Fund         Fund
----------------------------------------------------------------------------------------------------------------------------------
Investment in GE Investments Funds, Inc., at
 fair value (note 2):
       S&P 500 Index Fund (10,284,007 shares;
          cost - $198,174,450)                                          -              -             -             -            -
       Money Market Fund (154,109,227 shares;
          cost - $154,100,833)                                          -              -             -             -            -
       Total Return Portolio (3,693,287 shares;
          cost - $53,201,733)                                           -              -             -             -            -
       International Equity Fund (2,126,245 shares;
          cost - $24,653,464)                                           -              -             -             -            -
       Real Estate Securities Fund (3,814,516 shares;
          cost - $54,504,205)                                  55,119,760              -             -             -            -
       Global Income Fund (698,009 shares;
          cost - $7,016,256)                                             -     7,133,648             -             -            -
       Value Equity Fund (2,288,523 shares;
          cost - $30,674,282)                                            -             -    33,893,029             -            -
       Income Fund (1,967,316 shares; cost  $23,916,240)                -              -             -    24,768,507            -
       U.S. Equity Fund (4,601 shares; cost  $145,444)                  -              -             -             -      146,996
Receivable from affiliate (note 3)                                 22,513              6             -             -            -
Receivable for units sold                                               -            387        75,106        11,162            -
----------------------------------------------------------------------------------------------------------------------------------

Total assets                                                   55,142,273      7,134,041    33,968,135    24,779,669      146,996
----------------------------------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                    100,037          4,771       120,786       141,000          122
Payable for units withdrawn                                       111,499             13           121        18,386            -
----------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                 211,536          4,784       120,907       159,386          122
----------------------------------------------------------------------------------------------------------------------------------

Net assets                                                     54,930,737      7,129,257    33,847,228    24,620,283      146,874
----------------------------------------------------------------------------------------------------------------------------------

Analysis of net assets:
    Attributable to:
       Variable deferred annuity contractholders               36,917,350      1,764,530    29,354,875    24,620,283      146,874
       The Life Insurance Company of Virginia                  18,013,387      5,364,727     4,492,353             -            -
----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                     54,930,737      7,129,257    33,847,228    24,620,283      146,874
----------------------------------------------------------------------------------------------------------------------------------
Outstanding units:  Type I (note 2)                             1,379,501        547,462       628,730     1,189,687        6,891
----------------------------------------------------------------------------------------------------------------------------------
Net asset value per unit:  Type I                                   17.36          10.59         14.77         10.35         9.97
----------------------------------------------------------------------------------------------------------------------------------
Outstanding units:  Type II (note 2)                            1,798,177        126,102     1,667,406     1,191,387        7,840
----------------------------------------------------------------------------------------------------------------------------------
Net asset value per unit:  Type II                                  17.23          10.56         14.73         10.33         9.97
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to unaudited financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

As of June 30, 1998
(Unaudited)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                    Oppenheimer Variable Account Funds
                                                                    -----------------------------------------------------------
                                                                                         Capital                          High
                                                                           Bond     Appreciation         Growth         Income
Assets                                                                     Fund             Fund           Fund           Fund
-------------------------------------------------------------------------------------------------------------------------------
Investment in Oppenheimer Variable Account Funds,
 at fair value (note 2):
       Bond Fund (3,834,120 shares;
          cost - $44,732,748)                                     $  45,971,096                -              -              -
       Capital Appreciation Fund (5,237,638 shares;
          cost - $194,545,786)                                                -      245,330,981              -              -
       Growth Fund (5,139,329 shares;
          cost - $166,456,187)                                                -                -    177,872,191              -
       High Income Fund (15,175,352 shares;
          cost - $170,665,507)                                                -                -              -    174,668,302
       Multiple Strategies Fund  (4,760,476 shares;
          cost - $71,808,660)                                                 -                -              -              -
Investment in Goldmans Sachs Variable
 Insurance Trust, at fair value (note 2):
       Growth & Income Fund (42,099 shares;
          cost - $473,335)                                                    -                -              -              -
       Mid Cap Equity Fund  (76,259 shares;
          cost - $715,310)                                                    -                -              -              -
Receivable from affiliate (note 3)                                            -           31,280              -         64,666
Receivable for units sold                                                   510           40,783        143,564              -
-------------------------------------------------------------------------------------------------------------------------------

Total assets                                                      $  45,971,606      245,403,044    178,015,755    174,732,968
-------------------------------------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                          134,848        1,151,400        520,844        422,594
Payable for units withdrawn                                              41,370        5,201,476         20,263         73,130
-------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                       176,218        6,352,876        541,107        495,724
-------------------------------------------------------------------------------------------------------------------------------

Net assets                                                        $  45,795,388      239,050,168    177,474,648    174,237,244
-------------------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type I (note 2)                                     847,356        2,409,508      1,298,234      1,826,157
-------------------------------------------------------------------------------------------------------------------------------

 Net asset value per unit:  Type I                                        21.62            42.63          43.78          32.63
-------------------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type II (note 2)                                  1,303,395        3,281,176      2,826,569      3,605,338
-------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type II                                        21.08            41.55          42.68          31.80
-------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------

                                                                 Oppenheimer Variable   Goldman Sachs Variable
                                                                     Account Funds          Insurance Trust
                                                                  ------------------  ------------------------
                                                                        Multiple      Growth &      Mid Cap
                                                                      Strategies        Income       Equity
Assets                                                                      Fund          Fund         Fund
---------------------------------------------------------------------------------------------------------------
Investment in Oppenheimer Variable Account Funds,
 at fair value (note 2):
       Bond Fund (3,834,120 shares;
          cost - $44,732,748)                                                  -             -            -
       Capital Appreciation Fund (5,237,638 shares;
          cost - $194,545,786)                                                 -             -            -
       Growth Fund (5,139,329 shares;
          cost - $166,456,187)                                                 -             -            -
       High Income Fund (15,175,352 shares;
          cost - $170,665,507)                                                 -             -            -
       Multiple Strategies Fund  (4,760,476 shares;
          cost - $71,808,660)                                         81,499,341             -            -
Investment in Goldmans Sachs Variable
 Insurance Trust, at fair value (note 2):
       Growth & Income Fund (42,099 shares;
          cost - $473,335)                                                     -       479,507            -
       Mid Cap Equity Fund  (76,259 shares;
          cost - $715,310)                                                     -             -      716,839
Receivable from affiliate (note 3)                                         8,982             -            1
Receivable for units sold                                                 37,150        35,470       15,602
------------------------------------------------------------------------------------------------------------

Total assets                                                          81,545,473       514,977      732,442
------------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                           280,115           227          338
Payable for units withdrawn                                                  554             -            -
------------------------------------------------------------------------------------------------------------

Total liabilities                                                        280,669           227          338
------------------------------------------------------------------------------------------------------------

Net assets                                                            81,264,804       514,750      732,104
------------------------------------------------------------------------------------------------------------

Outstanding units:  Type I (note 2)                                    1,485,705         2,352       35,124
------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type I                                          28.14          9.63         9.37
------------------------------------------------------------------------------------------------------------

Outstanding units:  Type II (note 2)                                   1,437,940        51,154       43,009
------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type II                                         27.44          9.62         9.37
------------------------------------------------------------------------------------------------------------

See accompanying notes to unaudited financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

As of June 30, 1998
(Unaudited)

-------------------------------------------------------------------------------------------------------

                                                                  Variable Insurance Products Fund
                                                              -----------------------------------------
                                                                   Equity
                                                                   Income         Growth     Overseas
ASSETS                                                          Portfolio      Portfolio    Portfolio
-------------------------------------------------------------------------------------------------------
Investment in Variable Insurance Products Fund, at
  fair value (note 2):
       Equity-Income Portfolio (28,190,536 shares;
          cost - $581,114,195)                              $ 709,555,798              -            -
       Growth Portfolio (9,510,696 shares;
          cost - $280,228,383)                                          -    364,449,852            -
       Overseas Portfolio (5,889,452 shares;
          cost - $111,459,299)                                          -              -  121,440,494
Investment in Variable Insurance Products
  Fund II, at fair value (note 2):
       Asset Manager Portfolio (29,510,263 shares;
          cost - $441,480,405)                                          -              -            -
       Contrafund Portfolio (13,540,360 shares;
          cost - $228,024,310)                                          -              -            -
Investment in Variable Insurance Products
  Fund III, at fair value (note 2):
       Growth & Income Portfolio (2,178,458 shares;
          cost - $28,432,998)                                           -              -            -
       Growth Opportunities Portfolio
          (1,724,635 shares;  cost - $32,802,718)                       -              -            -
Receivable from affiliate (note 3)                                      -         51,003            -
Receivable for units sold                                         198,130         97,207            -
-------------------------------------------------------------------------------------------------------

Total assets                                                $ 709,753,928    364,598,062  121,440,494
-------------------------------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                  1,760,460      1,129,895      414,251
Payable for units withdrawn                                       144,020              -    5,081,275
-------------------------------------------------------------------------------------------------------

Total liabilities                                               1,904,480      1,129,895    5,495,526
-------------------------------------------------------------------------------------------------------

Net assets                                                  $ 707,849,448    363,468,167  115,944,968
-------------------------------------------------------------------------------------------------------

Outstanding units:  Type I (note 2)                             6,369,885      4,191,895    3,096,726
-------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type I                                   41.06          46.66        24.40
-------------------------------------------------------------------------------------------------------

Outstanding units:  Type II (note 2)                           11,149,187      3,690,357    1,698,269
-------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type II                                  40.03          45.49        23.78
-------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------

                                                             Variable Insurance          Variable Insurance
                                                             Products Fund II             Product Fund III
                                                       -----------------------------------------------------------
                                                            Asset                       Growth &           Growth
                                                          Manager     Contrafund          Income    Opportunities
ASSETS                                                  Portfolio      Portfolio       Portfolio        Portfolio
------------------------------------------------------------------------------------------------------------------
Investment in Variable Insurance Products Fund, at
  fair value (note 2):
       Equity-Income Portfolio (28,190,536 shares;
          cost - $581,114,195)                                  -              -               -                -
       Growth Portfolio (9,510,696 shares;
          cost - $280,228,383)                                  -              -               -                -
       Overseas Portfolio (5,889,452 shares;
          cost - $111,459,299)                                  -              -               -                -
Investment in Variable Insurance Products
  Fund II, at fair value (note 2):
       Asset Manager Portfolio (29,510,263 shares;
          cost - $441,480,405)                        509,052,045              -               -                -
       Contrafund Portfolio (13,540,360 shares;
          cost - $228,024,310)                                  -    297,210,895               -                -
Investment in Variable Insurance Products
  Fund III, at fair value (note 2):
       Growth & Income Portfolio (2,178,458 shares;
          cost - $28,432,998)                                   -              -      31,740,131                -
       Growth Opportunities Portfolio
          (1,724,635 shares;  cost - $32,802,718)               -              -               -       35,251,546
Receivable from affiliate (note 3)                              -        115,237               -            4,620
Receivable for units sold                                  71,314        135,981         253,089           26,164
------------------------------------------------------------------------------------------------------------------

Total assets                                          509,123,359    297,462,113      31,993,220       35,282,330
------------------------------------------------------------------------------------------------------------------

LIABILITIES
------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)          2,370,132        755,204         119,728           89,388
Payable for units withdrawn                                36,686         38,368               -                -
------------------------------------------------------------------------------------------------------------------

Total liabilities                                       2,406,818        793,572         119,728           89,388
------------------------------------------------------------------------------------------------------------------

Net assets                                            506,716,541    296,668,541      31,873,492       35,192,942
------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type I (note 2)                    16,116,483      3,125,603         503,768          494,681
------------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type I                           26.65          23.76           14.40            13.61
------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type II (note 2)                    2,960,593      9,439,907       1,715,626        2,097,298
------------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type II                          26.08          23.56           14.35            13.57
------------------------------------------------------------------------------------------------------------------

See accompanying notes to unaudited financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

As of June 30, 1998
(Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                 Federated Investors Insurance Series
                                                                ------------------------------------------------------------------
                                                                    American                       High
                                                                     Leaders                Income Bond                   Utility
ASSETS                                                               Fund II                    Fund II                   Fund II
-----------------------------------------------------------------------------------------------------------------------------------
Investments in Federated Investors Insurance Series,
 at fair value (note 2):
       American Leaders Fund II  (2,895,623 shares;
          cost - $55,513,186)                                  $  61,358,255                          -                         -
       High Income Bond Fund II  (3,715,623 shares;
          cost - $39,891,248)                                              -                 41,094,792                         -
       Utility Fund II (2,568,120 shares;
          cost - $31,061,632)                                              -                          -                36,107,766
Investment in Alger American,
 at fair value (note 2):
       Small Capitalization Portfolio (2,143,358 shares;
          cost - $90,117,571)                                              -                          -                         -
       Growth Portfolio (2,209,972 shares;
          cost - $86,613,619)                                              -                          -                         -
Investment in PBHG Insurance Series
 Fund Inc., at fair value (note 2):
       PBHG Large Cap Portfolio (599,967 shares;
          cost - $7,352,658)                                               -                          -                         -
       PBHG Growth II Portfolio (844,253 shares;
          cost - $9,333,596)                                               -                          -                         -
Receivable from affiliate (note 3)                                    26,297                      7,024                    17,672
Receivable for units sold                                            221,837                     56,412                    30,860
-----------------------------------------------------------------------------------------------------------------------------------

Total assets                                                   $  61,606,389                 41,158,228                36,156,298
-----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------------

 Accrued expenses payable to affiliate (note 3)                      160,146                    121,663                    98,808
 Payable for units withdrawn                                               -                     20,570                    14,649
-----------------------------------------------------------------------------------------------------------------------------------

 Total liabilities                                                   160,146                    142,233                   113,457
-----------------------------------------------------------------------------------------------------------------------------------

 Net assets                                                    $  61,446,243                 41,015,995                36,042,841
-----------------------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type I (note 2)                                  494,538                    446,850                   496,027
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type I                                      16.55                      15.63                     17.60
-----------------------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type II (note 2)                               3,235,823                  2,195,596                 1,565,201
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type II                                     16.46                      15.50                     17.45
-----------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------

                                                                          Alger American Fund
                                                         ---------------------------------------------------
                                                                           Small
                                                                  Capitalization                     Growth
ASSETS                                                                 Portfolio                  Portfolio
------------------------------------------------------------------------------------------------------------
Investments in Federated Investors Insurance Series,
 at fair value (note 2):
       American Leaders Fund II  (2,895,623 shares;
          cost - $55,513,186)                                                  -                          -
       High Income Bond Fund II  (3,715,623 shares;
          cost - $39,891,248)                                                  -                          -
       Utility Fund II (2,568,120 shares;
          cost - $31,061,632)                                                  -                          -
Investment in Alger American,
 at fair value (note 2):
       Small Capitalization Portfolio (2,143,358 shares;
          cost - $90,117,571)                                         92,443,031                          -
       Growth Portfolio (2,209,972 shares;
          cost - $86,613,619)                                                  -                100,907,314
Investment in PBHG Insurance Series
 Fund Inc., at fair value (note 2):
       PBHG Large Cap Portfolio (599,967 shares;
          cost - $7,352,658)                                                   -                          -
       PBHG Growth II Portfolio (844,253 shares;
          cost - $9,333,596)                                                   -                          -
Receivable from affiliate (note 3)                                        15,521                          -
Receivable for units sold                                                  3,893                    140,974
--------------------------------------------------------------------------------------------------------------

Total assets                                                          92,462,445                101,048,288
--------------------------------------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------------------------------------

 Accrued expenses payable to affiliate (note 3)                          246,273                    382,386
 Payable for units withdrawn                                           5,038,071                          -
--------------------------------------------------------------------------------------------------------------

 Total liabilities                                                     5,284,344                    382,386
--------------------------------------------------------------------------------------------------------------

 Net assets                                                           87,178,101                100,665,902
--------------------------------------------------------------------------------------------------------------

 Outstanding units:  Type I (note 2)                                   1,351,221                  1,045,232
--------------------------------------------------------------------------------------------------------------

 Net asset value per unit:  Type I                                         11.99                      16.95
--------------------------------------------------------------------------------------------------------------

 Outstanding units:  Type II (note 2)                                  5,964,451                  4,928,653
--------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type II                                         11.90                      16.83
--------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------

                                                                       PBHG Insurance Series Fund
                                                        --------------------------------------------------
                                                                          PBHG                       PBHG
                                                                     Large Cap                  Growth II
ASSETS                                                               Portfolio                  Portfolio
----------------------------------------------------------------------------------------------------------
Investments in Federated Investors Insurance Series,
 at fair value (note 2):
       American Leaders Fund II  (2,895,623 shares;
          cost - $55,513,186)                                                -                          -
       High Income Bond Fund II  (3,715,623 shares;
          cost - $39,891,248)                                                -                          -
       Utility Fund II (2,568,120 shares;
          cost - $31,061,632)                                                -                          -
Investment in Alger American,
 at fair value (note 2):
       Small Capitalization Portfolio (2,143,358 shares;
          cost - $90,117,571)                                                -                          -
       Growth Portfolio (2,209,972 shares;
          cost - $86,613,619)                                                -                          -
Investment in PBHG Insurance Series
 Fund Inc., at fair value (note 2):
       PBHG Large Cap Portfolio (599,967 shares;
          cost - $7,352,658)                                         8,465,536                          -
       PBHG Growth II Portfolio (844,253 shares;
          cost - $9,333,596)                                                 -                  9,995,952
Receivable from affiliate (note 3)                                      22,408                        234
Receivable for units sold                                               42,487                     22,096
----------------------------------------------------------------------------------------------------------

Total assets                                                         8,530,431                 10,018,282
----------------------------------------------------------------------------------------------------------

LIABILITIES
----------------------------------------------------------------------------------------------------------

 Accrued expenses payable to affiliate (note 3)                         44,521                     26,654
 Payable for units withdrawn                                            54,734                         48
----------------------------------------------------------------------------------------------------------

Total liabilities                                                       99,255                     26,702
----------------------------------------------------------------------------------------------------------

Net assets                                                           8,431,176                  9,991,580
----------------------------------------------------------------------------------------------------------

Outstanding units:  Type I (note 2)                                     80,376                     94,164
----------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type I                                        13.92                      11.68
----------------------------------------------------------------------------------------------------------

Outstanding units:  Type II (note 2)                                   526,826                    763,240
----------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type II                                       13.88                      11.65
----------------------------------------------------------------------------------------------------------

See accompanying notes to unaudited financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

As of June 30, 1998
(Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                   Janus Aspen Series
                                                                                       --------------------------------------------
                                                                                         Aggressive
                                                                                             Growth                     Growth
                                                                                          Portfolio                  Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Investment in Janus Aspen Series, at fair value (note 2):
       Aggressive Growth Portfolio (5,020,260 shares;
          cost - $94,736,287)                                                         $ 120,988,261                          -
       Growth Portfolio (13,494,555 shares;
          cost - $211,860,422)                                                                    -                279,337,284
       Worldwide Growth Portfolio (16,938,164 shares;
          cost - $368,486,861)                                                                    -                          -
       Balanced Portfolio (5,765,970 shares;
          cost - $99,395,986)                                                                     -                          -
       Flexible Income Portfolio (1,808,980 shares;
          cost - $21,277,398)                                                                     -                          -
       International Growth Portfolio (3,349,679 shares;
          cost - $69,348,497)                                                                     -                          -
       Capital Appreciation Portfolio (556,160 shares;
          cost - $7,942,180)                                                                      -                          -
Receivable from affiliate (note 3)                                                           46,819                          -
Receivable for units sold                                                                    37,435                    100,218
-----------------------------------------------------------------------------------------------------------------------------------

Total assets                                                                          $ 121,072,515                279,437,502
-----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------------

 Accrued expenses payable to affiliate (note 3)                                             339,611                    864,350
 Payable for units withdrawn                                                                 40,248                          -
-----------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                                           379,859                    864,350
-----------------------------------------------------------------------------------------------------------------------------------

Net assets                                                                            $ 120,692,656                278,573,152
-----------------------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type I (note 2)                                                       1,695,321                  4,386,140
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type I                                                             23.62                      22.71
-----------------------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type II (note 2)                                                      3,455,406                  7,975,219
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type II                                                            23.34                      22.44
-----------------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------------------

                                                                                        Janus Aspen Series
                                                                  -------------------------------------------------------------
                                                                              Worldwide
                                                                                 Growth                   Balanced
                                                                              Portfolio                  Portfolio
-------------------------------------------------------------------------------------------------------------------------------
Investment in Janus Aspen Series, at fair value (note 2):
       Aggressive Growth Portfolio (5,020,260 shares;
          cost - $94,736,287)                                                         -                          -
       Growth Portfolio (13,494,555 shares;
          cost - $211,860,422)                                                        -                          -
       Worldwide Growth Portfolio (16,938,164 shares;
          cost - $368,486,861)                                              486,125,302                          -
       Balanced Portfolio (5,765,970 shares;
          cost - $99,395,986)                                                         -                114,742,799
       Flexible Income Portfolio (1,808,980 shares;
          cost - $21,277,398)                                                         -                          -
       International Growth Portfolio (3,349,679 shares;
          cost - $69,348,497)                                                         -                          -
       Capital Appreciation Portfolio (556,160 shares;
          cost - $7,942,180)                                                          -                          -
Receivable from affiliate (note 3)                                              151,488                     14,353
Receivable for units sold                                                       420,076                    230,329
-------------------------------------------------------------------------------------------------------------------------------

Total assets                                                                486,696,866                114,987,481
-------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------------------------------------------------------------

 Accrued expenses payable to affiliate (note 3)                               1,270,718                    287,590
 Payable for units withdrawn                                                  4,941,008                    139,111
-------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                             6,211,726                    426,701
-------------------------------------------------------------------------------------------------------------------------------

Net assets                                                                  480,485,140                114,560,780
-------------------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type I (note 2)                                           5,017,635                  2,589,523
-------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type I                                                 29.17                      17.20
-------------------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type II (note 2)                                         11,593,363                  4,097,191
-------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type II                                                28.82                      17.09
-------------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------------

                                                                                              Janus Aspen Series
                                                                  ---------------------------------------------------------------
                                                                       Flexible             International                Capital
                                                                         Income                    Growth           Appreciation
                                                                      Portfolio                 Portfolio              Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Investment in Janus Aspen Series, at fair value (note 2):
       Aggressive Growth Portfolio (5,020,260 shares;
          cost - $94,736,287)                                                 -                         -                      -
       Growth Portfolio (13,494,555 shares;
          cost - $211,860,422)                                                -                         -                      -
       Worldwide Growth Portfolio (16,938,164 shares;
          cost - $368,486,861)                                                -                         -                      -
       Balanced Portfolio (5,765,970 shares;
          cost - $99,395,986)                                                 -                         -                      -
       Flexible Income Portfolio (1,808,980 shares;
          cost - $21,277,398)                                        21,635,404                         -                      -
       International Growth Portfolio (3,349,679 shares;
          cost - $69,348,497)                                                 -                74,329,384                      -
       Capital Appreciation Portfolio (556,160 shares;
          cost - $7,942,180)                                                  -                         -              9,198,889
Receivable from affiliate (note 3)                                        1,446                    35,718                  6,881
Receivable for units sold                                                20,819                   149,395                310,662
---------------------------------------------------------------------------------------------------------------------------------

Total assets                                                         21,657,669                74,514,497              9,516,432
---------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
---------------------------------------------------------------------------------------------------------------------------------

 Accrued expenses payable to affiliate (note 3)                          56,050                   194,315                 51,299
 Payable for units withdrawn                                             49,100                         -                      -
---------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                       105,150                   194,315                 51,299
---------------------------------------------------------------------------------------------------------------------------------

Net assets                                                           21,552,519                74,320,182              9,465,133
---------------------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type I (note 2)                                     375,074                 1,089,015                164,686
---------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type I                                         13.14                     16.63                  16.37
---------------------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type II (note 2)                                  1,273,873                 3,398,420                414,527
---------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type II                                        13.05                     16.54                  16.33
---------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to unaudited financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

STATEMENTS OF OPERATIONS
For the period ended June 30, 1998
(Unaudited)


-----------------------------------------------------------------------------------------------------------------

                                                                             GE Investments Funds, Inc.
                                                                  -----------------------------------------------
                                                                         S&P 500                     Money
                                                                           Index                    Market
                                                                            Fund                      Fund
                                                                  -----------------------------------------------
                                                                      Six Months                Six Months
                                                                     Ended 6/30/98             Ended 6/30/98
-----------------------------------------------------------------------------------------------------------------
Investment income:
      Income - Dividends                                        $              -                 3,762,031
      Expenses - Mortality and expense
           risk charges (note 3)                                       1,255,257                   896,016
-----------------------------------------------------------------------------------------------------------------

Net investment income (expense)                                       (1,255,257)                2,866,015
-----------------------------------------------------------------------------------------------------------------

Net   realized and unrealized gain (loss) on investments:
           Net realized gain (loss)                                    3,446,026                   536,978
           Unrealized appreciation (depreciation)
                on investments                                        26,580,620                  (536,978)
-----------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
      on investments                                                  30,026,646                         -
-----------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
      from operations                                           $     28,771,389                 2,866,015
-----------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------

                                                                                    GE Investments Funds, Inc.
                                                           -------------------------------------------------------------------------
                                                                        Total             International                Real Estate
                                                                       Return                    Equity                 Securities
                                                                         Fund                      Fund                       Fund
                                                           -------------------------------------------------------------------------
                                                                   Six Months                Six Months                 Six Months
                                                                  Ended 6/30/98             Ended 6/30/98              Ended 6/30/98
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
      Income - Dividends                                                    -                         -                          -
      Expenses - Mortality and expense
           risk charges (note 3)                                      317,949                    75,353                    244,048
------------------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                                      (317,949)                  (75,353)                  (244,048)
------------------------------------------------------------------------------------------------------------------------------------

Net   realized and unrealized gain (loss) on investments:
           Net realized gain (loss)                                   (91,239)                  466,960                    149,810
           Unrealized appreciation (depreciation)
                on investments                                      5,154,672                 4,155,615                 (3,188,593)
------------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
      on investments                                                5,063,433                 4,622,575                 (3,038,783)
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
      from operations                                               4,745,484                 4,547,222                 (3,282,831)
------------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------

                                                                     GE Investments Funds, Inc.
                                                          -------------------------------------------------
                                                                     Global                   Value
                                                                     Income                  Equity
                                                                       Fund                    Fund
                                                          -------------------------------------------------
                                                                 Six Months              Six Months
                                                                Ended 6/30/98           Ended 6/30/98
-----------------------------------------------------------------------------------------------------------
Investment income:
      Income - Dividends                                                  -                       -
      Expenses - Mortality and expense
           risk charges (note 3)                                      8,918                 143,280
-----------------------------------------------------------------------------------------------------------

Net investment income (expense)                                      (8,918)               (143,280)
-----------------------------------------------------------------------------------------------------------

Net   realized and unrealized gain (loss) on investments:
           Net realized gain (loss)                                  (2,186)                662,287
           Unrealized appreciation (depreciation)
                on investments                                      241,739               2,332,947
-----------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
      on investments                                                239,553               2,995,234
-----------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
      from operations                                               230,635               2,851,954
-----------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------

                                                                  GE Investments Funds, Inc.
                                                          -----------------------------------------
                                                                                              U.S.
                                                                   Income                   Equity
                                                                     Fund                     Fund
                                                          -----------------------------------------
                                                               Six Months              Period from
                                                              Ended 6/30/98           5/04-6/30/98
---------------------------------------------------------------------------------------------------
Investment income:
      Income - Dividends                                                -                        -
      Expenses - Mortality and expense
           risk charges (note 3)                                  142,977                      120
---------------------------------------------------------------------------------------------------

Net investment income (expense)                                  (142,977)                    (120)
---------------------------------------------------------------------------------------------------

Net   realized and unrealized gain (loss) on investments:
           Net realized gain (loss)                                48,519                      320
           Unrealized appreciation (depreciation)
                on investments                                    864,466                    1,552
---------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
      on investments                                              912,985                    1,872
---------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
      from operations                                             770,008                    1,752
---------------------------------------------------------------------------------------------------

See accompanying notes to unaudited financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

For the period ended June 30, 1998
(Unaudited)



------------------------------------------------------------------------------------------------------------------------------------

                                                                           Oppenheimer Variable Account Funds
                                                             -----------------------------------------------------------------------

                                                                                        Capital                             High
                                                                      Bond         Appreciation          Growth           Income
                                                                      Fund                 Fund            Fund             Fund
                                                             -----------------------------------------------------------------------
                                                                Six Months           Six Months      Six Months       Six Months
                                                              Ended 6/30/98        Ended 6/30/98    Ended 6/30/98    Ended 6/30/98
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
      Income - Dividends                                   $     1,310,262            5,903,722      14,489,848        7,439,338
      Expenses - Mortality and expense
           risk charges (note 3)                                   263,249            1,365,867       1,008,531        1,008,733
------------------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                                  1,047,013            4,537,855      13,481,317        6,430,605
------------------------------------------------------------------------------------------------------------------------------------

Net   realized and unrealized gain (loss) on investments:
           Net realized gain (loss)                                200,519           10,744,265      22,390,934          628,089
           Unrealized appreciation (depreciation)
                on investments                                     130,372           19,787,986     (11,878,864)        (753,277)
------------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
      on investments                                               330,891           30,532,251      10,512,070         (125,188)
------------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                     $     1,377,904           35,070,106      23,993,387        6,305,417
------------------------------------------------------------------------------------------------------------------------------------







-------------------------------------------------------------------------------------------------------------
                                                              Oppenheimer Variable   Goldman Sachs Variable
                                                                  Account Funds          Insurance Trust
                                                            -------------------- -----------------------------

                                                                 Multiple         Growth &           Mid Cap
                                                               Strategies           Income            Equity
                                                                     Fund             Fund              Fund
                                                            --------------------------------------------------
                                                               Six Months        Period from       Period from
                                                             Ended 6/30/98      05/12-6/30/98    05/08-6/30/98
-------------------------------------------------------------------------------------------------------------
Investment income:
      Income - Dividends                                        4,756,691                -                 -
      Expenses - Mortality and expense
           risk charges (note 3)                                  471,593              223               338
-------------------------------------------------------------------------------------------------------------

Net investment income (expense)                                 4,285,098             (223)             (338)
-------------------------------------------------------------------------------------------------------------

Net   realized and unrealized gain (loss) on investments:
           Net realized gain (loss)                             1,133,086              121              (119)
           Unrealized appreciation (depreciation)
                on investments                                   (651,754)           6,172             1,528
-------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
      on investments                                              481,332            6,293             1,409
-------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                          4,766,430            6,070             1,071
-------------------------------------------------------------------------------------------------------------



See accompanying notes to unaudited financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

For the period ended June 30, 1998
(Unaudited)



----------------------------------------------------------------------------------------------------------------


                                                                       Variable Insurance Products Fund
                                                              --------------------------------------------------
                                                                    Equity
                                                                    Income            Growth         Overseas
                                                                 Portfolio         Portfolio        Portfolio
                                                              --------------------------------------------------
                                                                Six Months        Six Months       Six Months
                                                               Ended 6/30/98     Ended 6/30/98    Ended 6/30/98
----------------------------------------------------------------------------------------------------------------
Investment income:
      Income - Dividends                                     $  40,199,361        43,602,357        8,392,807
      Expenses - Mortality and expense
           risk charges (note 3)                                 4,221,917         2,042,229          685,087
----------------------------------------------------------------------------------------------------------------

Net investment income (expense)                                 35,977,444        41,560,128        7,707,720
----------------------------------------------------------------------------------------------------------------

Net   realized and unrealized gain (loss) on investments:
           Net realized gain                                    30,166,068         7,851,875       10,665,189
           Unrealized appreciation (depreciation)
                on investments                                  (4,013,502)        7,778,385       (1,715,674)
----------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
      on investments                                            26,152,566        15,630,260        8,949,515
----------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                       $  62,130,010        57,190,388       16,657,235
----------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------------------------------------------------------
                                                                   Variable Insurance
                                                                    Products Fund II         Variable Insurance Product Fund III
                                                          ---------------------------------- -----------------------------------
                                                                  Asset                            Growth &          Growth
                                                                Manager        Contrafund            Income   Opportunities
                                                              Portfolio         Portfolio         Portfolio       Portfolio
                                                          ----------------------------------------------------------------------
                                                             Six Months        Six Months        Six Months      Six Months
                                                            Ended 6/30/98     Ended 6/30/98     Ended 6/30/98   Ended 6/30/98
--------------------------------------------------------------------------------------------------------------------------------
Investment income:
      Income - Dividends                                     61,032,559        14,347,723           102,863         948,628
      Expenses - Mortality and expense
           risk charges (note 3)                              2,814,642         1,729,773           153,790         174,408
---------------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                              58,217,917        12,617,950           (50,927)        774,220
---------------------------------------------------------------------------------------------------------------------------------

Net   realized and unrealized gain (loss) on investments:
           Net realized gain                                  7,318,237         6,218,461           655,612         184,574
           Unrealized appreciation (depreciation)
                on investments                              (23,951,543)       20,941,267         2,849,033       1,393,070
---------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
      on investments                                        (16,633,306)       27,159,728         3,504,645       1,577,644
---------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                       41,584,611        39,777,678         3,453,718       2,351,864
---------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to unaudited financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT 4
STATEMENTS OF OPERATIONS, CONTINUED
For the period ended June 30, 1998
(Unaudited)


--------------------------------------------------------------------------------------------------------

                                                                Federated Investors Insurance Series
                                                            --------------------------------------------
                                                              American            High
                                                               Leaders     Income Bond        Utility
                                                               Fund II         Fund II        Fund II
                                                            --------------------------------------------
                                                            Six Months      Six Months     Six Months
                                                           Ended 6/30/98   Ended 6/30/98  Ended 6/30/98
--------------------------------------------------------------------------------------------------------
Investment income:
      Income - Dividends                                  $  2,907,843       1,241,858      2,141,701
      Expenses - Mortality and expense
           risk charges (note 3)                               324,681         278,223        220,974
--------------------------------------------------------------------------------------------------------

Net investment income (expense)                              2,583,162         963,635      1,920,727
--------------------------------------------------------------------------------------------------------

Net   realized and unrealized gain (loss) on investments:
           Net realized gain                                   932,146         809,224        765,621
           Unrealized appreciation (depreciation)
                on investments                               2,297,713        (503,603)    (1,283,686)
--------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
      on investments                                         3,229,859         305,621       (518,065)
--------------------------------------------------------------------------------------------------------

Increase in net assets from operations                    $  5,813,021       1,269,256      1,402,662
--------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------------

                                                                      Alger American            PBHG Insurance Series Fund
                                                         -----------------------------------   ----------------------------
                                                                   Small                              PBHG            PBHG
                                                          Capitalization           Growth        Large Cap       Growth II
                                                               Portfolio        Portfolio        Portfolio       Portfolio
                                                         ------------------------------------------------------------------
                                                             Six Months       Six Months       Six Months      Six Months
                                                            Ended 6/30/98    Ended 6/30/98    Ended 6/30/98   Ended 6/30/98
---------------------------------------------------------------------------------------------------------------------------
Investment income:
      Income - Dividends                                      10,556,556       14,231,938                -               -
      Expenses - Mortality and expense
           risk charges (note 3)                                 521,134          550,835           42,528          56,320
---------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                               10,035,422       13,681,103          (42,528)        (56,320)
---------------------------------------------------------------------------------------------------------------------------

Net   realized and unrealized gain (loss) on investments:
           Net realized gain                                   1,410,110        2,230,568          191,900          67,461
           Unrealized appreciation (depreciation)
                on investments                                (1,585,465)       3,946,938          962,980         752,185
---------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
      on investments                                            (175,355)       6,177,506        1,154,880         819,646
---------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                         9,860,067       19,858,609        1,112,352         763,326
---------------------------------------------------------------------------------------------------------------------------

See accompanying notes to unaudited financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

For the period ended June 30, 1998
(Unaudited)



---------------------------------------------------------------------------------------------------------------------------------

                                                                                          Janus Aspen Series
                                                             --------------------------------------------------------------------
                                                              Aggressive                             Worldwide
                                                                  Growth            Growth              Growth         Balanced
                                                               Portfolio         Portfolio           Portfolio        Portfolio
                                                             --------------------------------------------------------------------
                                                             Six Months        Six Months          Six Months       Six Months
                                                             Ended 6/30/98     Ended 6/30/98       Ended 6/30/98    Ended 6/30/98
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
      Income - Dividends                                    $         -        16,918,805          16,445,382        3,439,526
      Expenses - Mortality and expense
           risk charges (note 3)                                717,616         1,618,554           2,708,131          605,640
---------------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                                (717,616)       15,300,251          13,737,251        2,833,886
---------------------------------------------------------------------------------------------------------------------------------

Net   realized and unrealized gain (loss) on investments:
           Net realized gain                                  7,253,385         6,298,570          23,050,199        1,391,937
           Unrealized appreciation on investments            10,889,349        20,805,711          57,619,298       10,374,940
---------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain
      on investments                                         18,142,734        27,104,281          80,669,497       11,766,877
---------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                      $17,425,118        42,404,532          94,406,748       14,600,763
---------------------------------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------------

                                                                           Janus Aspen Series
                                                           --------------------------------------------------
                                                                   Flexible    International          Capital
                                                                     Income           Growth     Appreciation
                                                                  Portfolio        Portfolio        Portfolio
                                                           --------------------------------------------------
                                                                Six Months       Six Months       Six Months
                                                              Ended 6/30/98    Ended 6/30/98    Ended 6/30/98
-------------------------------------------------------------------------------------------------------------
Investment income:
      Income - Dividends                                           826,620        1,294,926            1,541
      Expenses - Mortality and expense
           risk charges (note 3)                                   118,717          423,413           34,463
-------------------------------------------------------------------------------------------------------------

Net investment income (expense)                                    707,903          871,513          (32,922)
-------------------------------------------------------------------------------------------------------------

Net   realized and unrealized gain (loss) on investments:
           Net realized gain                                        97,034        8,307,092          192,282
           Unrealized appreciation on investments                   21,957        3,158,627        1,244,526
-------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain
      on investments                                               118,991       11,465,719        1,436,808
-------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                             826,894       12,337,232        1,403,886
-------------------------------------------------------------------------------------------------------------


See accompanying notes to unaudited financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended June 30, 1998
(Unaudited)


------------------------------------------------------------------------------------------------------------------------------------

                                                                                       GE Investments Funds, Inc.
                                                                      --------------------------------------------------------------
                                                                           S&P 500           Money          Total     International
                                                                             Index          Market         Return            Equity
                                                                              Fund            Fund           Fund              Fund
                                                                      --------------------------------------------------------------
                                                                        Six Months      Six Months     Six Months        Six Months
                                                                      Ended 6/30/98   Ended 6/30/98  Ended 6/30/98     Ended 6/30/98
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
      Net investment income (expense)                                $  (1,255,257)      2,866,015       (317,949)          (75,353)
      Net realized gain (loss)                                           3,446,026         536,978        (91,239)          466,960
      Unrealized appreciation (depreciation)
           on investments                                               26,580,620        (536,978)     5,154,672         4,155,615
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                       28,771,389       2,866,015      4,745,484         4,547,222
------------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
      Net premiums                                                      28,590,174      58,772,216      3,391,119           522,215
      Loan interest                                                              -               -              -                 -
      Transfers (to) from the general account of Life of Virginia:
           Death benefits                                                 (316,328)     (1,562,309)      (148,331)          (44,755)
           Surrenders                                                   (4,582,934)    (17,483,486)    (1,840,445)         (386,565)
           Loans                                                                 -               -              -                 -
           Cost of insurance and administrative expense (note 3)           (89,286)       (102,700)       (34,421)           (7,587)
           Transfer gain (loss) and transfer fees                          (21,129)          2,712           (717)           (6,659)
           Transfers (to) from the Guarantee Account (note 1)           16,300,404      13,034,725      3,566,182           736,639
      Interfund transfers                                               10,351,459      (6,144,098)       (25,323)         (973,514)
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions             50,232,360      46,517,060      4,908,064          (160,226)
------------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                  79,003,749      49,383,075      9,653,548         4,386,996

Net assets at beginning of year                                        153,426,324     123,694,704     44,527,117        22,876,533
------------------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                            $ 232,430,073     173,077,779     54,180,665        27,263,529
------------------------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------------------------------------------

                                                                             GE Investments Funds, Inc.
                                                                   -------------------------------------------------
                                                                   Real Estate            Global           Value
                                                                    Securities            Income          Equity
                                                                          Fund              Fund            Fund
                                                                   -------------------------------------------------
                                                                    Six Months        Six Months      Six Months
                                                                   Ended 6/30/98     Ended 6/30/98   Ended 6/30/98
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
      Net investment income (expense)                                 (244,048)           (8,918)       (143,280)
      Net realized gain (loss)                                         149,810            (2,186)        662,287
      Unrealized appreciation (depreciation)
           on investments                                           (3,188,593)          241,739       2,332,947
--------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                   (3,282,831)          230,635       2,851,954
--------------------------------------------------------------------------------------------------------------------

From capital transactions:
      Net premiums                                                   4,022,270           191,016       6,866,186
      Loan interest                                                          -                 -               -
      Transfers (to) from the general account of Life of Virginia:
           Death benefits                                             (160,236)                -         (18,904)
           Surrenders                                                 (663,907)          (40,134)       (523,345)
           Loans                                                             -                 -               -
           Cost of insurance and administrative expense (note 3)       (17,510)             (260)         (7,224)
           Transfer gain (loss) and transfer fees                       (7,534)               (4)       (101,318)
           Transfers (to) from the Guarantee Account (note 1)        3,925,507           313,027       3,611,840
      Interfund transfers                                           (1,568,819)          319,679       5,268,031
--------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions          5,529,771           783,324      15,095,266
--------------------------------------------------------------------------------------------------------------------

Increase in net assets                                               2,246,940         1,013,959      17,947,220

Net assets at beginning of year                                     52,683,797         6,115,298      15,900,008
--------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                           54,930,737         7,129,257      33,847,228
--------------------------------------------------------------------------------------------------------------------





-------------------------------------------------------------------------------------------------

                                                                     GE Investments  Funds, Inc.
                                                                  -------------------------------
                                                                                             U.S.
                                                                         Income           Equity
                                                                           Fund             Fund
                                                                  -------------------------------
                                                                     Six Months      Period from
                                                                   Ended 6/30/98      5/04-6/30/98
-------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
      Net investment income (expense)                                  (142,977)            (120)
      Net realized gain (loss)                                           48,519              320
      Unrealized appreciation (depreciation)
           on investments                                               864,466            1,552
-------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                       770,008            1,752
-------------------------------------------------------------------------------------------------

From capital transactions:
      Net premiums                                                      612,598           45,286
      Loan interest                                                           -                -
      Transfers (to) from the general account of Life of Virginia:
           Death benefits                                               (92,434)               -
           Surrenders                                                  (977,817)               -
           Loans                                                              -                -
           Cost of insurance and administrative expense (note 3)        (17,462)             (25)
           Transfer gain (loss) and transfer fees                         3,383            1,112
           Transfers (to) from the Guarantee Account (note 1)         1,306,845                -
      Interfund transfers                                             1,004,302           98,749
-------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions           1,839,415          145,122
-------------------------------------------------------------------------------------------------

Increase in net assets                                                2,609,423          146,874

Net assets at beginning of year                                      22,010,860                -
-------------------------------------------------------------------------------------------------

Net assets at end of year                                            24,620,283          146,874
-------------------------------------------------------------------------------------------------




See accompanying notes to unaudited financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

For the period ended June 30, 1998
(Unaudited)



---------------------------------------------------------------------------------------------------------------------------------

                                                                                     Oppenheimer Variable Account Funds
                                                                        ---------------------------------------------------------

                                                                                                    Capital
                                                                                  Bond         Appreciation            Growth
                                                                                  Fund                 Fund              Fund
                                                                           ------------------------------------------------------
                                                                            Six Months           Six Months        Six Months
                                                                           Ended 6/30/98        Ended 6/30/98     Ended 6/30/98
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
      Net investment income                                              $   1,047,013            4,537,855        13,481,317
      Net realized gain                                                        200,519           10,744,265        22,390,934
      Unrealized appreciation (depreciation) on investments                    130,372           19,787,986       (11,878,864)
---------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                       1,377,904           35,070,106        23,993,387
---------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
      Net premiums                                                           2,893,280            5,890,077        11,057,720
      Loan interest                                                                  -                    -                 -
      Transfers (to) from the general account of Life of Virginia:
           Death benefits                                                     (217,284)            (464,227)         (424,800)
           Surrenders                                                       (1,973,876)          (6,074,076)       (5,280,678)
           Loans                                                                     -                    -                 -
           Cost of insurance and administrative expense (note 3)               (29,089)            (162,613)         (100,334)
           Transfer gain (loss) and transfer fees                              (10,670)            (155,551)         (109,100)
           Transfers (to) from the Guarantee Account (note 1)                3,980,115            6,284,290         8,943,561
      Interfund transfers                                                       29,325           (9,185,074)          379,076
---------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                             4,671,801           (3,867,174)       14,465,445
---------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                       6,049,705           31,202,932        38,458,832

Net assets at beginning of period                                           39,745,683          207,847,236       139,015,816
---------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                              $  45,795,388          239,050,168       177,474,648
---------------------------------------------------------------------------------------------------------------------------------








------------------------------------------------------------------------------------------------------------------------------------
                                                                         Oppenheimer Variable                Goldman Sachs Variable
                                                                            Account Funds                         Insurance Trust
                                                                   ---------------------------------  -----------------------------

                                                                          High        Multiple          Growth &             Mid Cap
                                                                        Income      Strategies            Income              Equity
                                                                          Fund            Fund              Fund               Fund
                                                                   -----------------------------------------------------------------
                                                                    Six Months      Six Months         Period from       Period from
                                                                   Ended 6/30/98   Ended 6/30/98     05/12-6/30/98     05/08-6/30/98
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
      Net investment income                                          6,430,605       4,285,098              (223)             (338)
      Net realized gain                                                628,089       1,133,086               121              (119)
      Unrealized appreciation (depreciation) on investments           (753,277)       (651,754)            6,172             1,528
-----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                               6,305,417       4,766,430             6,070             1,071
-----------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
      Net premiums                                                   8,239,323       3,951,695           217,519           192,700
      Loan interest                                                          -               -                 -                 -
      Transfers (to) from the general account of Life of Virginia:
           Death benefits                                             (369,601)       (342,067)                -                 -
           Surrenders                                               (5,133,235)     (3,501,793)             (102)              (32)
           Loans                                                             -               -                 -                 -
           Cost of insurance and administrative expense (note 3)      (103,206)        (67,238)              (45)               (5)
           Transfer gain (loss) and transfer fees                      (34,420)        (29,319)              889              (592)
           Transfers (to) from the Guarantee Account (note 1)        9,686,281       4,519,650            91,199            39,795
      Interfund transfers                                            7,361,059         (56,107)          199,220           499,167
-----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                    19,646,201       4,474,821           508,680           731,033
-----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                              25,951,618       9,241,251           514,750           732,104

Net assets at beginning of period                                  148,285,626      72,023,553                 -                 -
-----------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                        174,237,244      81,264,804           514,750           732,104
-----------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to unaudited financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

For the period ended June 30, 1998
(Unaudited)




-----------------------------------------------------------------------------------------------------------------------------


                                                                              Variable Insurance Products Fund
                                                                         ----------------------------------------------------
                                                                               Equity
                                                                               Income            Growth           Overseas
                                                                            Portfolio         Portfolio          Portfolio
                                                                         ----------------------------------------------------
                                                                           Six Months        Six Months         Six Months
                                                                         Ended 6/30/98     Ended 6/30/98      Ended 6/30/98
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
      Net investment income (expense)                                   $  35,977,444        41,560,128          7,707,720
      Net realized gain                                                    30,166,068         7,851,875         10,665,189
      Unrealized appreciation (depreciation) on investments                (4,013,502)        7,778,385         (1,715,674)
-----------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                     62,130,010        57,190,388         16,657,235
-----------------------------------------------------------------------------------------------------------------------------

From capital transactions:
      Net premiums                                                         32,122,103         8,184,252          1,123,295
      Loan interest                                                                 -                 -                  -
      Transfers (to) from the general account of Life of Virginia:
           Death benefits                                                  (1,842,947)       (1,034,887)          (196,033)
           Surrenders                                                     (18,412,703)      (12,080,121)        (3,238,165)
           Loans                                                                    -                 -                  -
           Cost of insurance and administrative expense (note 3)             (457,093)         (282,272)          (106,717)
           Transfer gain (loss) and transfer fees                            (715,503)         (168,994)           (61,814)
           Transfers (to) from the Guarantee Account (note 1)              25,706,630         4,020,969          1,217,384
      Interfund transfers                                                  (4,263,821)       (7,374,775)        (7,754,838)
-----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions                32,136,666        (8,735,828)        (9,016,888)
-----------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                     94,266,676        48,454,560          7,640,347

Net assets at beginning of year                                           613,582,772       315,013,607        108,304,621
-----------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                               $ 707,849,448       363,468,167        115,944,968
-----------------------------------------------------------------------------------------------------------------------------





------------------------------------------------------------------------------------------------------------------------------------

                                                                     Variable Insurance Products        Variable Insurance Product
                                                                                Fund II                           Fund III
                                                                   --------------------------------   -----------------------------
                                                                          Asset                           Growth &         Growth
                                                                        Manager        Contrafund           Income  Opportunities
                                                                      Portfolio         Portfolio        Portfolio      Portfolio
                                                                   ---------------------------------------------------------------
                                                                     Six Months        Six Months       Six Months     Six Months
                                                                   Ended 6/30/98     Ended 6/30/98    Ended 6/30/98  Ended 6/30/98
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
      Net investment income (expense)                                58,217,917        12,617,950          (50,927)       774,220
      Net realized gain                                               7,318,237         6,218,461          655,612        184,574
      Unrealized appreciation (depreciation) on investments         (23,951,543)       20,941,267        2,849,033      1,393,070
----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                               41,584,611        39,777,678        3,453,718      2,351,864
----------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
      Net premiums                                                    6,410,390        14,108,947        6,323,142      5,885,680
      Loan interest                                                           -                 -                -              -
      Transfers (to) from the general account of Life of Virginia:
           Death benefits                                            (1,623,640)         (937,965)        (553,075)       (10,931)
           Surrenders                                               (19,928,963)       (6,377,843)        (533,667)      (598,347)
           Loans                                                              -                 -                -              -
           Cost of insurance and administrative expense (note 3)       (615,568)         (158,468)         (10,114)        (9,572)
           Transfer gain (loss) and transfer fees                    (2,500,324)          (65,849)         (75,330)         7,056
           Transfers (to) from the Guarantee Account (note 1)         4,404,930        12,707,391        3,809,693      4,548,368
      Interfund transfers                                            (4,889,707)       (4,522,746)       3,750,903      5,931,049
----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions         (18,742,882)       14,753,467       12,711,552     15,753,303
----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                               22,841,729        54,531,145       16,165,270     18,105,167

Net assets at beginning of year                                     483,874,812       242,137,396       15,708,222     17,087,775
----------------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                           506,716,541       296,668,541       31,873,492     35,192,942
------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to unaudited financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

For the period ended June 30, 1998
(Unaudited)



-----------------------------------------------------------------------------------------------------------------------------

                                                                                 Federated Investors Insurance Series
                                                                         -----------------------------------------------
                                                                           American             High
                                                                            Leaders      Income Bond           Utility
                                                                            Fund II          Fund II           Fund II
                                                                         -----------------------------------------------
                                                                         Six Months       Six Months        Six Months
                                                                        Ended 6/30/98    Ended 6/30/98     Ended 6/30/98
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
      Net investment income (expense)                                   $ 2,583,162          963,635         1,920,727
      Net realized gain (loss)                                              932,146          809,224           765,621
      Unrealized appreciation (depreciation) on investments               2,297,713         (503,603)       (1,283,686)
------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                         5,813,021        1,269,256         1,402,662
------------------------------------------------------------------------------------------------------------------------

From capital transactions:
      Net premiums                                                       11,247,662        4,989,462         2,595,196
      Loan interest                                                               -                -                 -
      Transfers (to) from the general account of Life of Virginia:
           Death benefits                                                  (101,940)         (94,093)         (119,919)
           Surrenders                                                    (1,083,321)      (1,395,991)         (956,863)
           Loans                                                                  -                -                 -
           Cost of insurance and administrative expense (note 3)            (21,099)         (15,745)          (19,613)
           Transfer gain (loss) and transfer fees (note 3)                   14,686             (493)              930
           Transfers (to) from the Guarantee Account (note 1)             6,832,605        6,614,508         2,306,189
      Interfund transfers                                                 3,850,903       (5,546,256)          436,365
------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                         20,739,496        4,551,392         4,242,285
------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                   26,552,517        5,820,648         5,644,947

Net assets at beginning of year                                          34,893,726       35,195,347        30,397,894
------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                               $61,446,243       41,015,995        36,042,841
------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------------

                                                                              Alger American             PBHG Insurance Series Fund
                                                                     ---------------------------------------------------------------
                                                                              Small                            PBHG            PBHG
                                                                     Capitalization          Growth       Large Cap       Growth II
                                                                          Portfolio       Portfolio       Portfolio       Portfolio
                                                                     ---------------------------------------------------------------
                                                                         Six Months      Six Months      Six Months      Six Months
                                                                       Ended 6/30/98   Ended 6/30/98   Ended 6/30/98   Ended 6/30/98
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
      Net investment income (expense)                                    10,035,422      13,681,103         (42,528)        (56,320)
      Net realized gain (loss)                                            1,410,110       2,230,568         191,900          67,461
      Unrealized appreciation (depreciation) on investments              (1,585,465)      3,946,938         962,980         752,185
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                         9,860,067      19,858,609       1,112,352         763,326
------------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
      Net premiums                                                        3,706,446       4,937,082       1,238,450       1,169,059
      Loan interest                                                               -               -               -               -
      Transfers (to) from the general account of Life of Virginia:
           Death benefits                                                  (164,600)       (296,457)        (31,834)        (94,280)
           Surrenders                                                    (1,418,178)     (2,030,910)       (243,498)        (83,888)
           Loans                                                                  -               -               -               -
           Cost of insurance and administrative expense (note 3)            (43,674)        (42,616)         (3,020)         (2,866)
           Transfer gain (loss) and transfer fees (note 3)                  (79,765)        (86,773)        (16,965)         (1,202)
           Transfers (to) from the Guarantee Account (note 1)             4,217,409       4,208,521         867,202       1,348,885
      Interfund transfers                                                (2,727,294)      1,964,633         790,222         (59,394)
------------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                          3,490,344       8,653,480       2,600,557       2,276,314
------------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                   13,350,411      28,512,089       3,712,909       3,039,640

Net assets at beginning of year                                          73,827,690      72,153,813       4,718,267       6,951,940
------------------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                                87,178,101     100,665,902       8,431,176       9,991,580
------------------------------------------------------------------------------------------------------------------------------------




See accompanying notes to unaudited financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

For the period ended June 30, 1998
(Unaudited)



------------------------------------------------------------------------------------------------------------------------------------

                                                                                               Janus Aspen Series
                                                                     ---------------------------------------------------------------
                                                                       Aggressive                       Worldwide
                                                                           Growth          Growth          Growth          Balanced
                                                                        Portfolio       Portfolio       Portfolio         Portfolio
                                                                     ---------------------------------------------------------------
                                                                       Six Months      Six Months      Six Months        Six Months
                                                                     Ended 6/30/98   Ended 6/30/98   Ended 6/30/98     Ended 6/30/98
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
      Net investment income (expense)                               $    (717,616)     15,300,251      13,737,251         2,833,886
      Net realized gain (loss)                                          7,253,385       6,298,570      23,050,199         1,391,937
      Unrealized appreciation (depreciation) on investments            10,889,349      20,805,711      57,619,298        10,374,940
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                      17,425,118      42,404,532      94,406,748        14,600,763
------------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
      Net premiums                                                      2,769,551      11,383,893      23,787,183        10,827,413
      Loan interest                                                             -               -               -                 -
      Transfers (to) from the general account of Life of Virginia:
           Death benefits                                                (463,086)       (669,795)       (631,613)         (444,360)
           Surrenders                                                  (3,134,761)     (6,006,934)     (8,639,577)       (3,958,879)
           Loans                                                                -               -               -                 -
           Cost of insurance and administrative expense (note 3)          (70,260)       (170,241)       (252,123)          (71,646)
           Transfer gain (loss) and transfer fees                         (24,241)       (183,049)        (33,432)          (13,649)
           Transfers (to) from the Guarantee Account (note 1)           2,234,219       9,703,006      19,063,122         9,162,887
      Interfund transfers                                              (3,859,006)     (1,957,177)      7,658,750         6,820,016
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions            (2,547,584)     12,099,703      40,952,310        22,321,782
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                      14,877,534      54,504,235     135,359,058        36,922,545

Net assets at beginning of period                                     105,815,122     224,068,917     345,126,082        77,638,235
------------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                         $ 120,692,656     278,573,152     480,485,140       114,560,780
------------------------------------------------------------------------------------------------------------------------------------







---------------------------------------------------------------------------------------------------------------------

                                                                                    Janus Aspen Series
                                                                  ---------------------------------------------------
                                                                          Flexible     International         Capital
                                                                            Income            Growth    Appreciation
                                                                         Portfolio         Portfolio       Portfolio
                                                                  ---------------------------------------------------
                                                                        Six Months        Six Months      Six Months
                                                                      Ended 6/30/98     Ended 6/30/98   Ended 6/30/98
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
      Net investment income (expense)                                      707,903           871,513         (32,922)
      Net realized gain (loss)                                              97,034         8,307,092         192,282
      Unrealized appreciation (depreciation) on investments                 21,957         3,158,627       1,244,526
---------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                          826,894        12,337,232       1,403,886
---------------------------------------------------------------------------------------------------------------------

From capital transactions:
      Net premiums                                                       1,935,808         4,601,172       1,829,687
      Loan interest                                                              -                 -               -
      Transfers (to) from the general account of Life of Virginia:
           Death benefits                                                  (22,188)         (210,620)        (10,982)
           Surrenders                                                     (407,772)       (1,104,506)       (206,613)
           Loans                                                                 -                 -               -
           Cost of insurance and administrative expense (note 3)            (9,976)          (34,385)         (2,486)
           Transfer gain (loss) and transfer fees                           (3,569)              626         (14,390)
           Transfers (to) from the Guarantee Account (note 1)            2,779,754         4,898,203         884,966
      Interfund transfers                                                2,116,817          (833,266)      2,911,490
---------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions              6,388,874         7,317,224       5,391,672
---------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                        7,215,768        19,654,456       6,795,558

Net assets at beginning of period                                       14,336,751        54,665,726       2,669,575
---------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                             21,552,519        74,320,182       9,465,133
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to unaudited financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Notes to Financial Statements

June 30, 1998

(Unaudited)

------------------------------------------------------------------------------


 (1)  Description of Entity

      Life of Virginia Separate Account 4 (the Account) is a separate investment account established in 1987 by The Life Insurance Company of Virginia (Life of Virginia) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable deferred annuity life insurance policies issued by Life of Virginia. The Life Insurance Company of Virginia is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. Eighty percent of the capital stock of Life of Virginia is owned by General Electric Capital Assurance Corporation. The remaining 20% is owned by GE Financial Assurance Holdings, Inc. General Electric Capital Assurance Corporation and GE Financial Assurance Holdings, Inc. are indirectly, wholly-owned subsidiaries of General Electric Capital ("GE Capital"). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company
      (GE), a New York corporation. Prior to April 1, 1996, Life of Virginia was an indirect wholly-owned subsidiary of Aon Corporation (Aon).

      In May 1998, three new investment subdivisions were added to the Account, for both Type I and Type II policies. The U.S. Equity Portfolio invests solely in a designated portfolio of the GE Investments Funds, Inc. The Mid Cap Equity Portfolio and Growth & Income Portfolio each invest solely in a designated portfolio of the Goldman Sachs Variable Insurance Trust. All designated portfolios described above are series type mutual funds.

      Policyowners may transfer cash values between the Account's portfolios and the Guarantee Account that is part of the general account of Life of Virginia. Amounts transferred to the Guarantee Account earn interest at the interest rate in effect at the time of such transfer and remain in effect for one year, after which a new rate may be declared.






                                                                   (Continued)

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Notes to Financial Statements

June 30, 1998

(Unaudited)


 (2)  Summary of Significant Accounting Policies

      Unit Classes

      There are two unit classes included in the Account. Type I units are sold under policy form P1140 and P1141. Type II units are sold under policy forms P1142, P1142N and P1143. Type II unit sales began in the third quarter of 1994.

      Investments

      Investments are stated at fair value which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable year or period.

      The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the six months ended June 30, 1998 were:

                                                 Cost of         Proceeds
                                                  Shares             from
Fund/Portfolio                                  Acquired      Shares Sold
--------------------------------------------------------------------------

GE Investment Funds, Inc.:
    S&P 500 Index                       $     77,825,387 $     28,820,022
    Money Market                             640,337,774      604,565,123
    Total Return                               9,568,527        5,008,617
    International Equity                       8,584,591        8,922,318
    Real Estate Securities                    13,623,474        8,219,797
    Global Income                              1,122,913          255,387
    Value Equity                              22,548,333        7,378,286
    Income                                     4,700,750        3,195,735
    U.S. Equity                                  165,683           20,559

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Notes to Financial Statements

June 30, 1998

(Unaudited)



(2) Continued


                                                 Cost of         Proceeds
                                                  Shares             from
Fund/Portfolio                                  Acquired      Shares Sold
--------------------------------------------------------------------------

Oppenheimer Variable Account Funds:
    Bond                                      13,052,963        7,168,865
    Capital Appreciation                      62,107,285       55,605,105
    Growth                                   147,600,584      119,159,350
    High Income                               47,702,753       21,021,355
    Multiple Strategies                       17,368,721        8,469,554

Variable Insurance Products Fund:
    Equity-Income                            254,131,320      184,635,109
    Growth                                    71,850,821       38,242,467
    Overseas                                 146,453,284      145,559,361

Variable Insurance Products Fund II:
    Asset Manager                             92,563,578       51,929,791
    Contrafund                                58,270,913       30,187,534

Variable Insurance Products Fund III:
    Growth & Income                           21,811,468        9,204,818
    Growth Opportunties                       19,951,678        3,310,117

Goldman Sachs Variable Insurance Trust
    Growth & Income                              494,124           20,910
    Mid Cap Equity                               735,153           19,724

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Notes to Financial Statements

June 30, 1998

(Unaudited)


(2) Continued



                                                 Cost of         Proceeds
                                                  Shares             from
Fund/Portfolio                                  Acquired      Shares Sold
--------------------------------------------------------------------------

Janus Aspen Series:
    Aggressive Growth                         43,544,622       46,532,434
    Growth                                    52,518,860       24,416,828
    Worldwide Growth                         142,871,788       82,735,760
    Balanced                                  36,529,051       11,195,096
    Flexible Income                            9,415,848        2,252,762
    International Growth                     102,985,746       97,969,666
    Capital Appreciation                       8,313,048        3,262,971

Federated Insurance Series:
    Utility Fund II                           10,856,348        4,621,665
    High Income Bond Fund II                  24,978,087       19,407,263
    American Leaders Fund II                  32,366,460        8,924,333

The Alger American Fund
    Small Capitalization                      75,558,023       56,901,353
    Growth                                    34,972,145       12,578,674

PBHG Insurance Series Fund, Inc.
    PBHG Large Cap Growth                      4,712,094        2,150,249
    PBHG Growth II                             5,095,211        2,685,770

Capital Transactions

The increase (decrease) in outstanding units for Type I and Type II from capital transactions for the six months ended June 30, 1998 is as follows:

Life of Virginia Separate Account 4

Notes to Financial Statements

June 30, 1998

(Unaudited)



--------------------------------------------------------------------------------------------------------------------------
                                                                           GE Investments Funds, Inc.
                                                      --------------------------------------------------------------------
                                                          S&P 500      Money     Total International Real Estate   Global
                                                            Index     Market    Return       Equity   Securites    Income
Type I Units                                                 Fund       Fund      Fund         Fund        Fund      Fund
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1997                    918,847  3,512,260   631,828    1,212,802  1,385,306   516,898
From capital transactions:
    Net premiums                                           24,788  1,672,233     8,882        8,759     11,898     3,277
    Loan Interest                                               -          -         -            -          -         -
    Tranfers (to) from the
    general acct. of Life of Virginia:
      Death benefits                                       (1,905)   (16,150)   (1,863)        (151)      (208)        -
      Surrenders                                          (32,983)  (544,136)  (38,542)      (7,368)    (7,921)   (3,020)
      Loans                                                     -          -         -            -          -         -
      Cost of insurance                                    (1,202)    (4,901)     (792)        (156)      (238)      (23)
      Fixed Transfers                                      35,868    138,443     5,597        3,484      9,828     7,896
    Interfund transfers                                    75,363    635,065    (7,816)     (28,755)   (19,164)   22,434
                                                           ------    -------    ------      --------    ------    ------
Net increase (decrease) in units resulting
    from capital transactions                              99,929  1,880,554   (34,534)     (24,187)    (5,805)   30,564
                                                           ------  ---------    ------      --------    -------   ------
Units outstanding at June 30, 1998                      1,018,776  5,392,814   597,294    1,188,615  1,379,501   547,462
--------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------
                                               GE Investments Funds, Inc.
                                             ----------------------------
                                                 Value                U.S.
                                                Equity    Income   Equity
Type I Units                                      Fund      Fund     Fund
-------------------------------------------------------------------------
Units outstanding at December 31, 1997        479,621  1,295,638
From capital transactions:
    Net premiums                               34,757     9,821        -
    Loan Interest                                   -         -        -
    Tranfers (to) from the
    general acct. of Life of Virginia:
      Death benefits                             (162)   (7,501)       -
      Surrenders                               (4,270)  (77,195)       -
      Loans                                         -         -        -
      Cost of insurance                          (308)   (1,502)      (3)
      Fixed Transfers                          25,766     3,520        -
    Interfund transfers                        93,326   (33,094)   6,894
                                               ------   --------   -----
Net increase (decrease) in units resulting
    from capital transactions                 149,109  (105,951)   6,891
                                              -------  ---------   -----
Units outstanding at June 30, 1998            628,730 1,189,687    6,891
-------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Notes to Financial Statements

June 30, 1998

(Unaudited)



--------------------------------------------------------------------------------------------------------
                                                       Oppenheimer Variable Account Funds
                                           ------------------------------------------------------------
                                                             Capital                  High    Multiple
                                                  Bond  Appreciation     Growth     Income  Strategies
Type I Units                                      Fund          Fund       Fund       Fund        Fund
--------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1997         929,630     2,591,419  1,291,813  1,869,843   1,553,549
From capital transactions:
    Net premiums                                19,483        12,377     34,123     21,895      30,574
    Loan Interest                                    -             -          -          -           -
    Tranfers (to) from the
    general acct. of Life of Virginia:
      Death benefits                            (3,497)       (2,311)    (3,687)    (2,160)     (3,969)
      Surrenders                               (69,017)      (89,609)  (112,706)   (78,229)    (86,400)
      Loans                                          -             -          -          -           -
      Cost of insurance                         (1,049)       (3,014)    (2,772)    (2,244)     (1,943)
      Fixed Transfers                           22,455         8,902     24,275     21,107      10,463
    Interfund transfers                        (50,649)     (108,256)    67,188     (4,055)    (16,569)
                                               -------       -------     ------     ------      ------
Net increase (decrease) in units resulting
    from capital transactions                  (82,274)     (181,911)     6,421    (43,686)    (67,844)
                                                ------       -------     ------     ------      ------
Units outstanding at June 30, 1998             847,356     2,409,508  1,298,234  1,826,157   1,485,705
--------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------
                                            Variable Insurance Products Fund
                                           ------------------------------------
                                               Equity
                                               Income       Growth    Overseas
Type I Units                                Portfolio    Portfolio   Portfolio
-------------------------------------------------------------------------------
Units outstanding at December 31, 1997      6,589,338    4,467,825   3,398,260
From capital transactions:
    Net premiums                               62,136       18,954      17,553
    Loan Interest                                   -            -           -
    Tranfers (to) from the
    general acct. of Life of Virginia:
      Death benefits                           (8,095)      (5,254)     (4,462)
      Surrenders                             (245,612)    (207,559)    (98,724)
      Loans                                         -            -           -
      Cost of insurance                        (7,849)      (5,380)     (3,881)
      Fixed Transfers                          33,722        6,336       2,925
    Interfund transfers                       (53,755)     (83,027)   (214,945)
                                              --------     --------   ---------
Net increase (decrease) in units resulting
    from capital transactions                (219,453)    (275,930)   (301,534)
                                             --------      -------     -------
Units outstanding at June 30, 1998          6,369,885    4,191,895   3,096,726
-------------------------------------------------------------------------------


LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Notes to Financial Statements

June 30, 1998

(Unaudited)




----------------------------------------------------------------------------------------------------------------
                                                  Variable Insurance Products       Variable Insurance Products
                                                               Fund II                      Fund III
                                              ----------------------------------  ------------------------------
                                                       Asset                         Growth &           Growth
                                                     Manager      Contrafund           Income    Opportunities
Type I Units                                       Portfolio       Portfolio        Portfolio        Portfolio
----------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1997            17,101,510       3,296,201          294,329          341,417
From capital transactions:
    Net premiums                                      61,721          40,250           19,502           35,679
    Loan Interest                                          -               -                -                -
    Tranfers (to) from the
    general acct. of Life of Virginia:
      Death benefits                                 (48,999)         (2,401)               -                -
      Surrenders                                    (700,181)       (143,008)         (16,570)         (23,375)
      Loans                                                -               -                -                -
      Cost of insurance                              (22,895)         (3,895)            (491)            (503)
      Fixed Transfers                                 17,291          28,121           22,158           22,102
    Interfund transfers                             (291,964)        (89,665)         184,840          119,361
                                                    --------          -------         -------          -------
Net increase (decrease) in units resulting
    from capital transactions                       (985,027)       (170,598)         209,439          153,264
                                                    ---------       ---------         -------          -------
Units outstanding at June 30, 1998                16,116,483       3,125,603          503,768          494,681
----------------------------------------------------------------------------------------------------------------







--------------------------------------------------------------------------------------------------------------------------
                                                       Federated Insurance Series                  Alger American
                                            --------------------------------------------- --------------------------------
                                             American              High                             Small
                                              Leaders       Income Bond        Utility     Capitalization        Growth
Type I Units                                  Fund II           Fund II        Fund II          Portfolio     Portfolio
------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1997        361,619           456,124        485,332          1,325,070     1,022,514
From capital transactions:
    Net premiums                               33,435            30,225         11,993             47,269        17,945
    Loan Interest                                   -                 -              -                  -             -
    Tranfers (to) from the
    general acct. of Life of Virginia:
      Death benefits                                -            (2,807)        (4,355)              (384)            -
      Surrenders                              (21,803)          (13,663)       (19,213)           (28,813)      (48,495)
      Loans                                         -                 -              -                  -             -
      Cost of insurance                          (503)             (507)          (767)            (1,249)       (1,007)
      Fixed Transfers                          13,675            53,630         13,959             27,106         7,459
    Interfund transfers                       108,115           (76,152)         9,078            (17,778)       46,816
                                              -------           --------        ------            --------       ------
Net increase (decrease) in units resulting
    from capital transactions                 132,919            (9,274)        10,695             26,151        22,718
                                              -------            -------        ------             ------        ------
Units outstanding at June 30, 1998            494,538           446,850        496,027          1,351,221     1,045,232
------------------------------------------------------------------------------------------------------------------------


LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Notes to Financial Statements

June 30, 1998

(Unaudited)




-----------------------------------------------------------------------------------------------------------------------------
                                                                        Janus Aspen Series
                                            ---------------------------------------------------------------------------------
                                                  Aggressive                      Worldwide                    Flexible
                                                      Growth           Growth        Growth       Balanced       Income
Type I Units                                       Portfolio        Portfolio     Portfolio      Portfolio    Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1997             1,817,576        4,505,765     4,938,272      2,481,552      280,878
From capital transactions:
    Net premiums                                      13,097           42,192        91,696         74,688       28,908
    Loan Interest                                          -                -             -              -            -
    Tranfers (to) from the
    general acct. of Life of Virginia:
      Death benefits                                  (1,143)          (6,308)       (7,295)        (7,981)      (1,737)
      Surrenders                                     (71,669)        (154,073)     (163,955)      (182,000)     (13,784)
      Loans                                                -                -             -              -            -
      Cost of insurance                               (2,201)          (5,587)       (6,624)        (3,584)        (408)
      Fixed Transfers                                  6,514           36,962        40,859         54,850       17,090
    Interfund transfers                              (66,853)         (32,811)      124,682        171,998       64,127
                                                     --------         --------      -------        -------       ------
Net increase (decrease) in units resulting
    from capital transactions                       (122,255)        (119,625)       79,363        107,971       94,196
                                                    ---------        ---------       ------        -------       ------
Units outstanding at June 30, 1998                 1,695,321        4,386,140     5,017,635      2,589,523      375,074
-----------------------------------------------------------------------------------------------------------------------------








------------------------------------------------------------------------------
                                                      Janus Aspen Series
                                            ----------------------------------
                                               International          Capital
                                                      Growth     Appreciation
Type I Units                                       Portfolio        Portfolio
------------------------------------------------------------------------------
Units outstanding at December 31, 1997             1,004,669           49,257
From capital transactions:
    Net premiums                                      36,131            8,408
    Loan Interest                                          -                -
    Tranfers (to) from the
    general acct. of Life of Virginia:
      Death benefits                                  (2,575)               -
      Surrenders                                     (27,957)          (3,340)
      Loans                                                -                -
      Cost of insurance                               (1,112)            (116)
      Fixed Transfers                                 19,149            6,560
    Interfund transfers                               60,710          103,917
                                                      ------          -------
Net increase (decrease) in units resulting
    from capital transactions                         84,346          115,429
                                                      ------          -------
Units outstanding at June 30, 1998                 1,089,015          164,686
------------------------------------------------------------------------------


LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Notes to Financial Statements

June 30, 1998

(Unaudited)





---------------------------------------------------------------------------------------------------------------------
                                                    PBHG Insurance Series Fund,       Goldman Sachs Variable Insurance
                                                             Inc.                                Trust
                                                    ---------------------------  -------------------------------------
                                                           PBHG         PBHG            Growth &            Mid Cap
                                                      Large Cap    Growth II              Income             Equity
Type I Units                                          Portfolio    Portfolio                Fund               Fund
--------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1997                   55,997       76,611
From capital transactions:
    Net premiums                                          6,829       18,231                   -                  -
    Loan Interest                                             -            -                   -                  -
    Tranfers (to) from the
    general acct. of Life of Virginia:
      Death benefits                                          -            -                   -                  -
      Surrenders                                         (5,693)        (980)                  -                  -
      Loans                                                   -            -                   -                  -
      Cost of insurance                                     (99)        (117)                  -                 (1)
      Fixed Transfers                                     4,066        3,905                   -              1,228
    Interfund transfers                                  19,276       (3,486)              2,352             33,897
                                                         ------       -------              ------            ------
Net increase (decrease) in units resulting
    from capital transactions                            24,379       17,553               2,352             35,124
                                                         ------       ------               ------            ------
Units outstanding at June 30, 1998                       80,376       94,164               2,352             35,124
--------------------------------------------------------------------------------------------------------------------


LIFE OF VIRGINIA SEPARATE ACCOUNT 4

NOTES TO FINANCIAL STATEMENTS

June 30, 1998

(Unaudited)


--------------------------------------------------------------------------------------------------------------------------------
                                                                          GE Investments Funds, Inc.
                                                  ------------------------------------------------------------------------------
                                                       S&P 500        Money        Total International  Real Estate     Global
                                                         Index       Market       Return        Equity    Securites     Income
TYPE II UNITS                                             Fund         Fund         Fund          Fund         Fund       Fund
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1997               3,025,140    4,980,487      928,145       614,410    1,478,247     79,290
From capital transactions:
    Net premiums                                       645,657    2,322,026      103,101        26,792      203,231     15,289
    Loan Interest                                            -            -            -             -            -          -
    Tranfers (to) from the
    general acct. of Life of Virginia:
      Death benefits                                    (5,520)     (91,010)      (2,975)       (3,146)      (8,578)         -
      Surrenders                                       (74,614)    (642,450)     (20,857)      (18,579)     (22,764)    (1,050)
      Loans                                                  -            -            -             -            -          -
      Cost of insurance                                   (897)      (2,010)        (316)         (349)        (547)        (4)
      Fixed Transfers                                  346,475      755,490      112,320        50,366      201,571     22,711
    Interfund transfers                                167,671   (1,080,755)       7,296       (32,330)     (52,983)     9,866
                                                       --------  -----------       ------      --------     --------     ------
Net increase (decrease) in units resulting
    from capital transactions                        1,078,772    1,261,291      198,569        22,754      319,930     46,812
                                                     ----------   ----------     --------       -------     --------    -------
Units outstanding at June 30, 1998                   4,103,912    6,241,778    1,126,714       637,164    1,798,177    126,102
--------------------------------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------
                                                   GE Investments Funds, Inc.
                                               --------------------------------
                                                    Value                 U.S.
                                                   Equity      Income   Equity
TYPE II UNITS                                        Fund        Fund     Fund
-------------------------------------------------------------------------------
Units outstanding at December 31, 1997            730,616     903,249
From capital transactions:
    Net premiums                                  456,467      51,724    4,584
    Loan Interest                                       -           -        -
    Tranfers (to) from the
    general acct. of Life of Virginia:
      Death benefits                               (1,189)     (1,886)       -
      Surrenders                                  (33,142)    (22,074)       -
      Loans                                             -           -        -
      Cost of insurance                              (204)       (273)       -
      Fixed Transfers                             232,499     127,481        -
    Interfund transfers                           282,359     133,166    3,256
                                                  --------    --------   -----
Net increase (decrease) in units resulting
    from capital transactions                     936,790     288,138    7,840
                                                  --------    --------   -----
Units outstanding at June 30, 1998              1,667,406   1,191,387    7,840
-------------------------------------------------------------------------------



LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Notes to Financial Statements

June 30, 1998

(Unaudited)








------------------------------------------------------------------------------------------------------------------
                                                                 Oppenheimer Variable Account Funds
                                            ----------------------------------------------------------------------
                                                                      Capital                    High    Multiple
                                                        Bond     Appreciation       Growth     Income  Strategies
TYPE II UNITS                                           Fund             Fund         Fund       Fund        Fund
------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1997               994,017        3,176,448    2,462,359   2,934,974   1,200,126
From capital transactions:
    Net premiums                                     119,660          146,526      259,164     239,084     114,451
    Loan Interest                                          -                -            -           -           -
    Tranfers (to) from the
    general acct. of Life of Virginia:
      Death benefits                                  (6,918)         (10,037)      (8,562)     (9,507)     (8,525)
      Surrenders                                     (24,973)         (64,130)     (67,199)    (82,145)    (39,416)
      Loans                                                -                -            -           -           -
      Cost of insurance                                 (336)          (1,020)        (907)       (957)       (460)
      Fixed Transfers                                169,030          161,206      211,564     285,863     156,520
    Interfund transfers                               52,915         (127,817)     (29,850)    238,026      15,244
                                                     -------         ---------     --------   --------     -------
Net increase (decrease) in units resulting
    from capital transactions                        309,378          104,728      364,210     670,364     237,814
                                                    --------         --------     --------    --------    --------
Units outstanding at June 30, 1998                 1,303,395        3,281,176    2,826,569   3,605,338   1,437,940
------------------------------------------------------------------------------------------------------------------








---------------------------------------------------------------------------------
                                             Variable Insurance Products Fund
                                           --------------------------------------
                                                 Equity
                                                 Income       Growth    Overseas
TYPE II UNITS                                 Portfolio    Portfolio   Portfolio
---------------------------------------------------------------------------------
Units outstanding at December 31, 1997       10,074,173    3,614,598   1,762,588
From capital transactions:
    Net premiums                                762,175      169,619      27,037
    Loan Interest                                     -            -           -
    Tranfers (to) from the
    general acct. of Life of Virginia:
      Death benefits                            (38,998)     (18,622)     (3,410)
      Surrenders                               (217,604)     (72,730)    (32,907)
      Loans                                           -            -           -
      Cost of insurance                          (3,573)      (1,175)       (497)
      Fixed Transfers                           626,664       86,278      44,364
    Interfund transfers                         (53,650)     (87,611)    (98,906)
                                                --------     --------    --------
Net increase (decrease) in units resulting
    from capital transactions                 1,075,014       75,759     (64,319)
                                              ----------      -------    --------
Units outstanding at June 30, 1998           11,149,187    3,690,357   1,698,269
---------------------------------------------------------------------------------


LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Notes to Financial Statements

June 30, 1998

(Unaudited)




---------------------------------------------------------------------------------------------------------------
                                               Variable Insurance Products       Variable Insurance Products
                                                          Fund II                         Fund III
                                          ----------------------------------- --------------------------------
                                                      Asset                         Growth &           Growth
                                                    Manager       Contrafund          Income    Opportunities
TYPE II UNITS                                     Portfolio        Portfolio       Portfolio        Portfolio
---------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1997            2,678,933        8,595,677         976,086        1,049,540
From capital transactions:
    Net premiums                                    147,529          599,003         449,398          413,089
    Loan Interest                                         -                -               -                -
    Tranfers (to) from the
    general acct. of Life of Virginia:
      Death benefits                                (10,973)         (40,099)        (41,006)            (833)
      Surrenders                                    (56,574)        (144,677)        (23,071)         (22,389)
      Loans                                               -                -               -                -
      Cost of insurance                                (745)          (3,249)           (261)            (230)
      Fixed Transfers                               121,247          547,715         260,400          324,659
    Interfund transfers                              81,176         (114,463)         94,080          333,462
                                                     -------        ---------         -------         --------
Net increase (decrease) in units resulting
    from capital transactions                       281,660          844,230         739,540        1,047,758
                                                    --------         --------        --------       ----------
Units outstanding at June 30, 1998                2,960,593        9,439,907       1,715,626        2,097,298
---------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------------------------------------------------

                                                    Federated Insurance Series                   Alger American
                                          ---------------------------------------------  ---------------------------------
                                             American              High                          Small
                                              Leaders       Income Bond      Utility    Capitalization        Growth
TYPE II UNITS                                 Fund II           Fund II      Fund II         Portfolio     Portfolio
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1997      2,056,691         1,886,887    1,325,701         5,645,458     4,380,186
From capital transactions:
    Net premiums                              679,309           292,072      142,110           289,084       303,668
    Loan Interest                                   -                 -            -                 -             -
    Tranfers (to) from the
    general acct. of Life of Virginia:
      Death benefits                           (6,465)           (2,943)      (3,473)          (14,015)      (19,529)
      Surrenders                              (46,521)          (75,748)     (40,357)          (87,070)      (75,511)
      Loans                                         -                 -            -                 -             -
      Cost of insurance                          (826)             (450)        (524)           (2,204)       (1,597)
      Fixed Transfers                         419,410           371,647      123,597           350,334       268,274
    Interfund transfers                       134,225          (275,869)      18,147          (217,136)       73,162
                                              --------         ---------      ------          ---------       -------
Net increase (decrease) in units resulting
    from capital transactions               1,179,132           308,709      239,500           318,993       548,467
                                            ----------          --------     -------           --------      --------
Units outstanding at June 30, 1998          3,235,823         2,195,596    1,565,201         5,964,451     4,928,653
--------------------------------------------------------------------------------------------------------------------------




LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Notes to Financial Statements

June 30, 1998

(Unaudited)




------------------------------------------------------------------------------------------------------------------------------------
                                                                             Janus Aspen Series
                                          ------------------------------------------------------------------------------------------
                                          Aggressive                Worldwide              Flexible  International          Capital
                                              Growth       Growth      Growth   Balanced     Income         Growth     Appreciation
TYPE II UNITS                              Portfolio    Portfolio   Portfolio  Portfolio  Portfolio      Portfolio        Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1997     3,442,667    7,270,898  10,111,685  2,804,435    869,089      3,001,600          163,550
From capital transactions:
    Net premiums                             344,685      504,285     818,656    606,199    122,198        268,183          116,487
    Loan Interest                                  -            -           -          -          -              -                -
    Tranfers (to) from the
    general acct. of Life of Virginia:
      Death benefits                         (60,734)     (25,960)    (17,341)   (20,373)         -        (11,261)            (751)
      Surrenders                            (221,756)    (138,220)   (179,173)   (79,866)   (18,071)       (43,127)         (10,695)
      Loans                                        -            -           -          -          -              -                -
      Cost of insurance                       (3,210)      (2,733)     (3,565)    (1,179)      (371)        (1,076)             (51)
      Fixed Transfers                        290,057      428,854     685,583    520,665    199,813        306,780           53,776
    Interfund transfers                     (336,303)     (61,905)    177,518    267,310    101,215       (122,679)          92,211
                                            ---------     --------    --------   --------   --------      ---------          ------
Net increase (decrease) in units resulting
    from capital transactions                 12,739      704,321   1,481,678  1,292,756    404,784        396,820          250,977
                                              -------     --------  ---------- ----------   --------       --------         -------
Units outstanding at June 30, 1998         3,455,406    7,975,219  11,593,363  4,097,191  1,273,873      3,398,420          414,527
------------------------------------------------------------------------------------------------------------------------------------



LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Notes to Financial Statements

June 30, 1998

(Unaudited)





--------------------------------------------------------------------------------------------------------------------

                                                 PBHG Insurance Series Fund,      Goldman Sachs Variable Insurance
                                                           Inc.                                  Trust
                                           ----------------------------------  -------------------------------------
                                                          PBHG         PBHG             Growth &           Mid Cap
                                                     Large Cap    Growth II               Income            Equity
TYPE II UNITS                                        Portfolio    Portfolio                 Fund              Fund
-------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1997                 346,833      576,010
From capital transactions:
    Net premiums                                        89,675       86,488               22,928            20,473
    Loan Interest                                            -            -                    -                 -
    Tranfers (to) from the
    general acct. of Life of Virginia:
      Death benefits                                    (2,473)      (8,508)                   -                 -
      Surrenders                                       (13,460)      (6,548)                 (11)               (3)
      Loans                                                  -            -                    -                 -
      Cost of insurance                                   (140)        (137)                  (4)                -
      Fixed Transfers                                   63,479      117,659                9,613             3,014
    Interfund transfers                                 42,912       (1,724)              18,628            19,525
                                                        -------      -------              -------           ------
Net increase (decrease) in units resulting
    from capital transactions                          179,993      187,230               51,154            43,009
                                                       --------     --------              -------           ------
Units outstanding at June 30, 1998                     526,826      763,240               51,154            43,009
-------------------------------------------------------------------------------------------------------------------




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LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Notes to Financial Statements

June 30, 1998

(Unaudited)


  (2)  Continued

      Federal Income Taxes

      The Account is not taxed separately because the operations of the Account are part of the total operations of Life of Virginia. Life of Virginia is taxed as a life insurance company under the Internal Revenue Code (the
      Code). Life of Virginia is included in the General Electric Capital Assurance Company consolidated federal income tax return. The Account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

      Use of Estimates

      Financial statements prepared in conformity with generally accepted accounting principles require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.


 (3)  Related Party Transactions

      Net premiums transferred from Life of Virginia to the Account represent gross premiums recorded by Life of Virginia on its flexible premium variable deferred annuity products, less deductions retained as compensation for premium taxes. For policies issued on or after May 1, 1993, the deduction for premium taxes will be deferred until surrender. For Type I policies, during the first ten years following a premium payment, a charge of .20% of the premium payment is deducted monthly from the policy Account values to reimburse Life of Virginia for certain distribution expenses. In addition, a charge is imposed on full and certain partial surrenders that occur within six years of any premium payment (seven years for certain Type II policies) to cover certain expenses relating to the sale of a policy. Subject to certain limitations, the charge equals 6% (or less) of the premium surrendered, depending on the time between premium payment and surrender.

      Life of Virginia will deduct a charge of $30 per year and $25 plus .15% per year from the policy account values for certain administrative expenses incurred for policy Type I and Type II, respectively. For Type II policies, the $25 charge may be waived if the account value is greater than $75,000. In addition, Life of Virginia charges the Account 1.15% and 1.25% on policy Type I and Type II, respectively, for the mortality and expense risk that Life of Virginia assumes.


                                                                    (Continued)

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Notes to Financial Statements

June 30, 1998

(Unaudited)


 (3)  Continued

      Administrative expenses as well as mortality and risk charges are deducted daily and reflect the effective annual rates.

      GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company.

      Capital Brokerage Corporation, an affiliate of Life of Virginia, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation also serves as principal underwriter for variable life insurance policies issued by Life of Virginia.

      GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .50% for the Money Market, Income Fund and Total Return Funds, 1.00% for the International Equity Fund, .85% for the Real Estate Securities Fund, .60% for the Global Income Fund, .65% for the Value Equity Fund and .55% for the U.S. Equity Fund.

      Certain officers and directors of Life of Virginia are also officers and directors of Capital Brokerage Corporation.

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